The following summarizes the warrants activity for the six months ended December 31, 2024 and 2023 (Details) - Warrants [member]	6 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares
IfrsStatementLineItems [Line Items]
Outstanding, beginning of period	1,295,000	1,295,000	1,525,054	1,525,054
Weighted Average Exercise Price Outstanding | $ / shares		$ 5.13		$ 4.00
Issuance of Agents' Warrants			86,000	86,000
Issuance of Agents' Warrants | $ / shares			$ 2.67
Issuance of Performance Warrants			100,000	100,000
Issuance of Performance Warrants | $ / shares			$ 2.00
Issuance of Performance Warrants			100,000	100,000
Issuance of Performance Warrants | $ / shares			$ 2.50
Issuance of Performance Warrants			100,000	100,000
Issuance of Performance Warrants | $ / shares			$ 3.00
Expired	(100,000)	(100,000)	(32,000)	(32,000)
Expired | (per share)	$ 2.00			$ 1.25
Expired	(100,000)	(100,000)	(512,627)	(512,627)
Expired | (per share)	$ 2.50			$ 1.50
Expired	(100,000)	(100,000)	(71,427)	(71,427)
Expired | (per share)	$ 3.00			$ 2.25
Expired	995,000	995,000	1,295,000	1,295,000
Weighted Average Exercise Price Outstanding | $ / shares		$ 5.94		$ 4.96